SHARE-BASED PAYMENTS PLANS - Activity of Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	6,542,000	8,579,000	9,435,000
Granted (in shares) | shares	0	0	0
Exercised (in shares) | shares	(1,722,000)	(2,037,000)	(842,000)
Forfeited, expired or cancelled (in shares) | shares	(5,000)	0	(14,000)
Ending balance (in shares) | shares	4,815,000.000	6,542,000	8,579,000
Options exercisable (in shares) | shares	4,815,000	6,542,000	8,417,000
Beginning balance (in USD per share) | $ / shares	$ 26.51	$ 23.58	$ 23.03
Granted (in USD per share) | $ / shares	0.00	0.00	0.00
Exercised (in USD per share) | $ / shares	17.33	14.16	17.48
Forfeited, expired or cancelled (in USD per share) | $ / shares	19.23	0.00	24.61
Ending balance (in USD per share) | $ / shares	29.80	26.51	23.58
Options exercisable (in USD per share) | $ / shares	$ 29.80	$ 26.51	$ 23.28